DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
DISCONTINUED OPERATIONS

25.   DISCONTINUED OPERATIONS

On April 11, 2025, the Company completed the sale of its 100% interest in Cuzcatlan, which owns and operates the San Jose Mine in Oaxaca, Mexico.

On May 12, 2025, the Company completed the sale of its interests in the Sanu Entities to Soleil Resources International Ltd. (“Soleil”) and ceased all operations in Burkina Faso.

Results of Discontinued Operation – Cuzcatlan

The following table presents the results of Cuzcatlan for the years ended December 31, 2025 and 2024:

	Years ended December 31,
	2025 $	2024 $
Sales	168	106,447
Cost of sales	287	102,492
Mine operating (loss) income	(119)	3,955

General and administration	638	6,213
Foreign exchange loss (gain)	190	(1,135)
Other expenses	2,202	8,790
Operating loss	(3,149)	(9,913)

Interest and finance costs, net	(325)	(1,058)
Loss before income taxes	(3,474)	(10,971)

Income taxes	(1)	(741)
Net loss from operating activities, net of tax	(3,473)	(10,230)

Gain on sale of discontinued operation	7,646	–
Income (loss) from discontinued operation, net of tax	4,173	(10,230)

Income (loss) per share from discontinued operation attributable to Fortuna shareholders
Basic	0.01	(0.03)
Diluted	0.01	(0.03)

Results of Discontinued Operation – Sanu Entities

The following table presents the results of the Sanu Entities for the years ended December 31, 2025 and 2024:

	Years ended December 31,
	2025 $	2024 $
Sales	128,059	278,347
Cost of sales	82,393	172,056
Mine operating income	45,666	106,291

General and administration	1,380	1,785
Foreign exchange (gain) loss	(4,254)	5,990
Other expenses	3,217	16,704
Operating income	45,323	81,812

Interest and finance costs, net	44	(366)
Income before income taxes	45,367	81,446

Income taxes	10,140	19,628
Net income from operating activities, net of tax	35,227	61,818

Loss on sale of discontinued operation	(11,360)	–
Tax expense on sale of discontinued operation	(4,052)	–
Release of OCI on sale of discontinued operation	(1,701)	–
Income from discontinued operation, net of tax	18,114	61,818

Income from discontinued operation, net of tax attributable to:
Fortuna shareholders	13,581	54,472
Non-controlling interest	4,533	7,346
	18,114	61,818

Income per share from discontinued operation attributable to Fortuna shareholders
Basic	0.04	0.18
Diluted	0.04	0.18

Effect of disposal – as at April 11 and May 12, 2025, for Cuzcatlan and the Sanu Entities, respectively

	Cuzcatlan $	Sanu Entities $
Net assets sold	6,136	102,112

Cash consideration received	13,586	68,844
Other consideration received	196	11,658
Total consideration received	13,782	80,502

Non-controlling interests removed with disposal	–	10,250
Gain (loss) on sale of discontinued operations	7,646	(11,360)

	Cuzcatlan $	Sanu Entities $
Cash consideration received	13,586	68,844
Cash and cash equivalents disposed of	(1,817)	(7,384)
Net cash inflows on disposal	11,769	61,460

The cash consideration for the sale of the Sanu Entities included an initial payment of $70.0 million, subject to customary post-closing working capital and net cash adjustments. During the year ended December 31, 2025, these adjustments were finalized, resulting in a $1.2 million payment from the Company to a disposed subsidiary. No further adjustments are outstanding.

The sale agreement initially entitled the Company to receive future cash payments associated with up to $53.6 million of outstanding VAT receivables. This non-cash consideration in the form of a right was initially classified as a financial asset measured at fair value through profit or loss of $11.7 million. During the third quarter of 2025, the Company and Soleil renegotiated this arrangement, and the Company received a definitive cash payment of $15.0 million in exchange for relinquishing all rights to the VAT receivables and recognized a $3.3 million gain on revaluation of the financial asset to $15.0 million in other expenses on the Company’s statements of income. As at December 31, 2025, the Company collected the full amount from Soleil and presented it within other investing activities in the Company’s statements of cash flows.

Cash Flows of Discontinued Operations

The following table summarizes the cash flows attributable to Cuzcatlan and the Sanu Entities:

	Years ended December 31,
	2025 $	2024 $
Cuzcatlan	(11,200)	4,503
Sanu Entities	23,184	125,478
Net cash provided by operating activities	11,984	129,981

Cuzcatlan	11,738	(6,000)
Sanu Entities	59,942	(34,835)
Cash (used in) provided by investing activities	71,680	(40,835)

Cuzcatlan	(22)	(846)
Sanu Entities	(12,857)	(4,788)
Cash used in financing activities	(12,879)	(5,634)
Net cash flows from discontinued operations	70,785	83,512